4. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

	Average rate (1)	12.31.20	12.31.19
Cash and bank accounts
U.S. Dollar	-	1,185,208	1,356,128
Brazilian Reais	-	112,181	167,051
Euro	-	54,687	71,626
Other currencies	-	1,086,996	694,982
		2,439,072	2,289,787
Cash equivalents
In Brazilian Reais
Investment funds	0.05%	4,684	3,507
Bank deposit certificates	1.86%	3,662,448	879,758
		3,667,132	883,265
In U.S. Dollar
Term deposit	0.71%	198,878	270,714
Overnight	0.07%	1,220,232	689,874
Other currencies
Term deposit	-	51,311	104,145
		1,470,421	1,064,733
		7,576,625	4,237,785
(1)	Weighted average annual rate.